Accounting Policies - Summary of Key assumptions used for measurement of the fair values of assets acquired and liabilities assumed (Details)			12 Months Ended
	Sep. 26, 2025 $ / USD $ / oz	Oct. 25, 2024 $ / oz $ / $ $ / oz	Dec. 31, 2025 $ / $ $ / oz	Dec. 31, 2024 $ / oz $ / $	Dec. 31, 2023 $ / oz $ / $	Dec. 31, 2025 R / kg	Dec. 31, 2025 $ / oz	Sep. 26, 2025 $ / oz	Sep. 26, 2025	Sep. 26, 2025 $ / per_oz	Dec. 31, 2024 R / kg	Dec. 31, 2024 $ / oz	Dec. 31, 2023 R / kg	Dec. 31, 2023 $ / oz
Year 1
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg			4,060	2,590	1,910	2,190,530	6,050				1,465,000	4,020	1,110,000	2,830
Year 1 | Australian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / $			0.67	0.64	0.67
Year 2
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg			3,960	2,550	1,875	2,189,480	5,790				1,420,000	3,810	1,060,000	2,690
Year 2 | Australian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / $			0.68	0.67	0.70
Year 3
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg			3,810	2,470	1,800	2,177,520	5,455				1,410,000	3,670	1,030,000	2,570
Year 3 | Australian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / $			0.70	0.67	0.70
Year 4
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg			3,580	2,400	1,760	2,070,810	5,095				1,370,000	3,510	1,020,000	2,500
Year 4 | Australian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / $			0.70	0.68	0.70
Year 5 onwards
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg			3,130	2,160	1,720	1,826,740	4,435				1,233,000	3,120	990,000	2,430
Year 5 onwards | Australian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / $			0.71	0.69	0.71
Gold Road
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	2,646							3,675
– Discount rate									6.80%
Life-of-mine	9 years
Resource value (in USD per ounce)	106.7									106.7
Gold Road | Year 1
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg								4,619
Gold Road | Year 1 | Australian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / USD	0.70
Gold Road | Year 2
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg								4,960
Gold Road | Year 2 | Australian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / USD	0.67
Gold Road | Year 3
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg								4,494
Gold Road | Year 3 | Australian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / USD	0.70
Gold Road | Year 4
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg								4,117
Gold Road | Year 5 onwards
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg								3,675
Gold Road | Year 4 onwards | Australian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / USD	0.72
Osisko Mining Incorporated
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg		2,100
– Discount rate		7.90%
Life-of-mine		15 years
Resource value (in USD per ounce)		37
Long-term exchange rates | $ / $		0.761
Osisko Mining Incorporated | Year 1
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg		3,067
Osisko Mining Incorporated | Year 2
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg		3,004
Osisko Mining Incorporated | Year 3
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg		2,760
Osisko Mining Incorporated | Year 1 and 2 | Canadian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / $		0.75
Osisko Mining Incorporated | Year 3 onwards | Canadian Dollar
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Long-term exchange rates | $ / $		0.76